FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Liabilities designated at fair value through profit or loss: debt securities in issue	£ 5,159	£ 6,537